PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES - Contingent asset (Details) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021 TRY (₺) item	Dec. 31, 2020 TRY (₺)
Contingent asset
Letters of guarantee provided to public institutions and suppliers	₺ 933,444	₺ 578,803
Outstanding purchase commitments	₺ 105,954	₺ 10,479
Legal disputes
Contingent asset
Number of favourable decisions received | item	15
Amount awarded	₺ 50,000
Estimated total claim amount	₺ 54,000
Number of appeals made by the tax authority against to favourable decisions | item	1